NID
Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 125.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 120.6% (95.8% of Total Investments)
	Alabama – 0.1% (0.1% of Total Investments)
$755	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B	$908,386
	Arizona – 1.0% (0.8% of Total Investments)
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	AA-	2,039,340
680	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30, 144A	7/25 at 100.00	N/R	720,705
455	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 5.000%, 7/01/23	No Opt. Call	BB+	477,668
2,000	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A, 5.000%, 7/01/32	7/29 at 100.00	A3	2,487,480
290	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	313,667
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014, 5.125%, 2/01/34	2/24 at 100.00	B+	1,033,540
6,425	Total Arizona			7,072,400
	Arkansas – 0.4% (0.3% of Total Investments)
2,665	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	Ba3	2,976,459
	California – 11.9% (9.4% of Total Investments)
1,850	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 4.000%, 10/01/35 – AGM Insured	10/26 at 100.00	AA	2,101,341
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0089, 27.157%, 8/01/30, 144A (IF) (4)	No Opt. Call	AA	5,468,961
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 3.361%, 4/01/36, 144A (IF) (4)	10/26 at 100.00	AA	885,645
3,440	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	3,972,890
400	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/40	6/30 at 100.00	A-	483,884
9	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	11,641

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
$1,095	5.250%, 11/01/29	11/26 at 100.00	BBB-	$1,304,966
1,140	5.000%, 11/01/30	11/26 at 100.00	BBB-	1,336,376
1,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	1,048,670
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
500	5.250%, 12/01/29	12/24 at 100.00	BB	569,655
2,500	5.250%, 12/01/34	12/24 at 100.00	BB	2,841,900
2,500	5.250%, 12/01/44	12/24 at 100.00	BB	2,832,100
1,713	5.500%, 12/01/54	12/24 at 100.00	BB	1,947,424
2,300	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/27, 144A	6/26 at 100.00	BB	2,690,632
2,765	California Statewide Community Development Authority, Certificates of Participation, Methodist Hospital of Southern California, Series 2018, 4.250%, 1/01/43	1/28 at 100.00	BBB+	3,130,395
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	10/21 at 100.00	N/R	5,020,500
5,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46	1/31 at 100.00	A-	5,820,100
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/29 – AGM Insured (5)	No Opt. Call	AA	3,435,390
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
2,000	5.000%, 6/01/30	6/28 at 100.00	BBB	2,505,840
3,260	5.000%, 6/01/32	6/28 at 100.00	BBB	4,058,244
5,290	5.000%, 6/01/33	6/28 at 100.00	BBB	6,566,213
3,805	5.000%, 6/01/34	6/28 at 100.00	BBB-	4,705,986
1,415	5.000%, 6/01/35	6/28 at 100.00	BB+	1,727,574
1,665	3.500%, 6/01/36	6/22 at 100.00	BB	1,691,873
100	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23	10/21 at 100.00	A	100,424
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,624,400
4,100	Natomas Unified School District, Sacramento County, California, General Obligation Bonds, Election 2018, Series 2019, 3.000%, 8/01/46 – AGM Insured (UB) (4)	8/26 at 100.00	AA	4,272,282
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29	9/22 at 100.00	N/R	727,279
1,975	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,233,488
85	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	85,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014, 5.000%, 9/01/29	9/24 at 100.00	N/R	$558,895
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2005A, 5.750%, 10/01/24 – AGM Insured	No Opt. Call	AA	2,789,959
440	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	BB (6)	447,898
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32	3/23 at 100.00	N/R	1,580,325
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32	3/23 at 100.00	N/R	1,581,015
70,497	Total California			83,159,165
	Colorado – 2.7% (2.1% of Total Investments)
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
750	4.000%, 12/31/30 (AMT)	12/27 at 100.00	A-	868,275
250	4.000%, 6/30/31 (AMT)	12/27 at 100.00	A-	288,915
645	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/29	6/23 at 100.00	A+	689,066
50	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22	No Opt. Call	BB+	51,459
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust 2015-XF0223, 14.311%, 11/15/30, 144A (IF) (4)	11/22 at 100.00	AA+	3,853,630
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	22.453%, 3/01/25, 144A (IF) (4)	No Opt. Call	AA	181,165
300	22.453%, 3/01/26, 144A (IF) (4)	No Opt. Call	AA	602,652
430	22.402%, 3/01/27, 144A (IF) (4)	No Opt. Call	AA	941,636
725	22.453%, 3/01/28, 144A (IF) (4)	No Opt. Call	AA	1,711,094
200	22.453%, 3/01/29, 144A (IF) (4)	No Opt. Call	AA	502,960
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/26	No Opt. Call	Baa2	2,419,040
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/21, 144A	No Opt. Call	N/R	1,009,100
1,900	Rangely Hospital District, Rio Blanco County, Colorado, General Obligation Bonds, Refunding Series 2011, 6.000%, 11/01/26	11/21 at 100.00	Baa3	1,917,993
205	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016, 3.000%, 12/01/21	No Opt. Call	N/R	205,650
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27	12/22 at 100.00	AA-	3,334,243
14,975	Total Colorado			18,576,878

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut – 0.3% (0.2% of Total Investments)
$900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/37	7/22 at 100.00	BBB+	$935,442
7,995	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (7)	No Opt. Call	N/R	1,199,226
8,895	Total Connecticut			2,134,668
	District of Columbia – 0.5% (0.4% of Total Investments)
335	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 4.000%, 10/01/21	No Opt. Call	BB-	335,801
800	District of Columbia, Revenue Bonds, District of Columbia International School, Series 2019, 5.000%, 7/01/39	7/29 at 100.00	BBB	978,608
355	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A, 4.125%, 7/01/27	7/24 at 103.00	N/R	380,269
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond Trust 2016-XF2341:
745	21.849%, 6/01/29, 144A (IF) (4)	6/21 at 100.00	AA+	759,915
785	21.768%, 6/01/30, 144A (IF) (4)	6/21 at 100.00	AA+	800,527
520	21.849%, 6/01/31, 144A (IF) (4)	6/21 at 100.00	AA+	530,363
3,540	Total District of Columbia			3,785,483
	Florida – 10.6% (8.4% of Total Investments)
150	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 5.000%, 11/15/23	No Opt. Call	BBB	164,142
520	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/25 at 100.00	N/R	555,573
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.750%, 7/01/30, 144A	7/25 at 100.00	N/R	7,864,704
1,570	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	9/21 at 100.00	Baa3	1,576,406
345	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB-	360,411
125	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 3.500%, 11/01/21	No Opt. Call	N/R	125,315
	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A:
2,500	4.000%, 8/15/45	2/30 at 100.00	BBB+	2,858,000
5,675	4.000%, 8/15/45 (UB) (4)	2/30 at 100.00	BBB+	6,487,660
7,500	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	8,246,400
6,865	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	10/21 at 103.00	N/R	7,061,614
335	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22	No Opt. Call	N/R	343,137

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012:
$355	5.250%, 11/01/22	No Opt. Call	N/R	$363,776
1,235	5.750%, 11/01/32	11/23 at 100.00	N/R	1,312,793
1,400	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	9/21 at 100.00	BB-	1,403,108
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option Bond Trust 2016-XG0099:
700	21.850%, 7/01/22, 144A (IF) (4)	No Opt. Call	A	837,326
820	21.850%, 7/01/23, 144A (IF) (4)	7/22 at 100.00	A	985,082
1,115	21.850%, 7/01/24, 144A (IF) (4)	7/22 at 100.00	A	1,338,524
800	21.850%, 7/01/25, 144A (IF) (4)	7/22 at 100.00	A	959,344
185	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	189,274
330	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22	No Opt. Call	N/R	341,200
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2:
1,500	0.000%, 10/01/40	10/29 at 68.72	BBB+	851,655
2,000	0.000%, 10/01/41	10/29 at 66.18	BBB+	1,089,360
2,000	0.000%, 10/01/42	10/29 at 63.69	BBB+	1,044,400
1,000	0.000%, 10/01/44	10/29 at 59.08	BBB+	481,760
4,000	0.000%, 10/01/45	10/29 at 56.95	BBB+	1,853,200
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25 (Pre-refunded 12/01/24)	12/24 at 100.00	N/R (6)	576,935
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/33	11/22 at 100.00	BBB+	932,922
365	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A	4/29 at 100.00	Ba1	425,455
2,325	Saint Johns County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities Obligated Group Project, Series 2020A, 4.000%, 8/01/55	8/25 at 103.00	A-	2,638,689
2,610	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2017, 4.000%, 5/01/31	5/27 at 100.00	BBB	2,931,343
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	5/22 at 100.00	BBB	1,785,107
655	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	675,881

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B:
$2,925	5.000%, 7/01/29	7/24 at 100.00	A-	$3,271,378
2,350	5.000%, 7/01/30	7/24 at 100.00	A-	2,624,762
1,560	5.000%, 7/01/31	7/24 at 100.00	A-	1,742,395
1,400	5.000%, 7/01/32	7/24 at 100.00	A-	1,563,688
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond Trust 2016-XG0097:
400	22.758%, 7/01/27 (Pre-refunded 7/01/22), 144A (IF) (4)	7/22 at 100.00	A+ (6)	480,476
290	22.758%, 7/01/28 (Pre-refunded 7/01/22), 144A (IF) (4)	7/22 at 100.00	A+ (6)	348,345
1,000	17.725%, 7/01/29 (Pre-refunded 7/01/22), 144A (IF) (4)	7/22 at 100.00	A+ (6)	1,159,710
1,000	17.725%, 7/01/30 (Pre-refunded 7/01/22), 144A (IF) (4)	7/22 at 100.00	A+ (6)	1,159,710
1,000	22.758%, 7/01/31 (Pre-refunded 7/01/22), 144A (IF) (4)	7/22 at 100.00	A+ (6)	1,201,190
535	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.000%, 5/01/23	5/22 at 100.00	N/R	545,925
700	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23	No Opt. Call	N/R	716,569
105	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22	No Opt. Call	BBB-	108,282
620	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017, 3.500%, 5/01/22	No Opt. Call	N/R	626,659
73,200	Total Florida			74,209,585
	Georgia – 0.2% (0.2% of Total Investments)
650	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1, 6.500%, 1/01/29	1/28 at 100.00	N/R	498,167
1,105	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A, 4.000%, 12/01/48	6/27 at 100.00	AAA	1,155,012
1,755	Total Georgia			1,653,179
	Guam – 3.0% (2.4% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,860	5.000%, 11/15/24	No Opt. Call	BB	2,122,037
2,170	5.000%, 11/15/33	11/25 at 100.00	BB	2,486,798
1,000	Guam AB Won Pat International Airport Authority, Revenue Bonds, Series 2013C, 6.250%, 10/01/34 (AMT)	10/23 at 100.00	Baa2	1,088,350
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	A-	1,209,758
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
1,365	5.250%, 7/01/24	7/23 at 100.00	A-	1,478,732
2,500	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A- (6)	2,735,175

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam (continued)
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
$2,500	5.000%, 12/01/25	No Opt. Call	BB	$2,951,075
3,750	5.000%, 12/01/26	No Opt. Call	BB	4,533,563
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,120,276
200	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	BBB	220,142
18,470	Total Guam			20,945,906
	Hawaii – 1.2% (1.0% of Total Investments)
6,125	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	6,960,511
105	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BBB	106,023
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc, Series 1997, 5.625%, 11/15/27 (AMT)	9/21 at 100.00	Ba3	1,556,277
7,780	Total Hawaii			8,622,811
	Idaho – 0.4% (0.3% of Total Investments)
2,530	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/30	9/26 at 100.00	BB+	2,944,439
	Illinois – 16.5% (13.2% of Total Investments)
2,730	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	No Opt. Call	N/R	2,771,141
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 5.750%, 4/01/34	4/27 at 100.00	A-	6,192,900
440	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017, 5.000%, 4/01/42	4/27 at 100.00	A-	521,290
750	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	BB	757,823
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C:
470	5.250%, 12/01/35	12/24 at 100.00	BB	528,308
555	5.250%, 12/01/39	12/24 at 100.00	BB	621,062
3,405	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33	12/22 at 100.00	BB	3,570,177
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
7,225	5.000%, 12/01/26	No Opt. Call	BB	8,754,460
1,875	5.000%, 12/01/27	No Opt. Call	BB	2,321,644
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB	1,216,610
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A, 5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	AA	1,259,530
2,115	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/23	No Opt. Call	BB	2,326,035

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	BB	$1,265,800
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,470	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	Baa2	1,460,563
1,500	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	1,380,885
1,962	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	9/21 at 100.00	N/R	1,962,371
718	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (7)	10/21 at 100.00	N/R	551,187
2,630	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB+	2,036,409
225	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2008C, 0.000%, 1/01/29	No Opt. Call	BBB+	189,367
3,215	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	9/21 at 100.00	BBB+	3,247,986
2,680	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/23	1/22 at 100.00	BBB+	2,720,414
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
850	5.000%, 1/01/24	No Opt. Call	BBB+	937,712
1,500	5.000%, 1/01/25	No Opt. Call	BBB+	1,714,575
515	5.000%, 1/01/31	1/26 at 100.00	BBB+	595,479
1,685	5.000%, 1/01/38	1/26 at 100.00	BBB+	1,946,664
2,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 1/01/49	1/29 at 100.00	BBB+	2,479,960
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
1,000	21.756%, 11/15/29, 144A (IF) (4)	11/22 at 100.00	A+	1,282,960
3,040	21.756%, 11/15/33, 144A (IF) (4)	11/22 at 100.00	A+	3,887,613
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339:
330	22.134%, 9/01/21, 144A (IF) (4)	No Opt. Call	AA+	330,000
480	22.175%, 9/01/21, 144A (IF) (4)	No Opt. Call	AA+	480,000
435	22.116%, 9/01/22, 144A (IF) (4)	No Opt. Call	AA+	539,126
	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016:
1,500	3.000%, 9/01/30	9/26 at 100.00	A-	1,608,825
1,475	3.000%, 9/01/31	9/26 at 100.00	A-	1,571,568
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,210	5.000%, 5/15/22 (ETM)	No Opt. Call	A1 (6)	1,249,531
1,575	5.000%, 5/15/24 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (6)	1,626,455
775	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/37	8/27 at 100.00	Baa3	905,332
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%, 6/15/27 – AGM Insured	6/24 at 100.00	AA	2,775,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BB+	$966,570
	Illinois State, General Obligation Bonds, December Series 2017A:
890	5.000%, 12/01/27	No Opt. Call	BBB	1,098,527
1,020	5.000%, 12/01/28	12/27 at 100.00	BBB	1,249,051
1,875	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB	2,068,162
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	1,809,405
5,175	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB	6,375,393
3,050	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/34	11/29 at 100.00	BBB	3,547,455
4,565	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/26	No Opt. Call	BBB	5,398,615
	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,750	5.000%, 8/01/22	No Opt. Call	BBB	1,826,072
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,371,400
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 18.110%, 8/01/23 – AGM Insured, 144A (IF) (4)	No Opt. Call	AA	2,742,840
3,560	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016C, 4.000%, 6/15/30 – BAM Insured	6/26 at 100.00	AA	4,040,742
2,275	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 12/15/28	6/22 at 100.00	BBB+	2,358,879
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 5.000%, 12/15/26	No Opt. Call	BBB+	1,216,340
2,250	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Refunding Series 2018B, 4.125%, 10/01/46	4/25 at 100.00	BBB	2,376,382
	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB	1,250,084
200	5.000%, 10/01/26	4/25 at 100.00	BBB	226,474
435	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B	447,641
2,500	Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,817,275
102,980	Total Illinois			115,774,569
	Indiana – 1.4% (1.1% of Total Investments)
145	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A	6/30 at 100.00	N/R	160,712
3,635	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.000%, 3/01/33	3/23 at 100.00	B+	3,733,763
85	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc Project, Series 2021A, 5.000%, 12/01/30	12/27 at 103.00	N/R	95,326
615	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	674,569
1,295	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A, 5.500%, 4/01/24	No Opt. Call	Baa3	1,440,351

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$145	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	$156,075
3,000	Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc Project, Refunding Series 2019A, 5.000%, 12/01/44 (AMT) (Mandatory Put 6/05/26)	No Opt. Call	A2	3,635,550
8,920	Total Indiana			9,896,346
	Iowa – 1.5% (1.2% of Total Investments)
1,925	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	1,980,998
3,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	3,272,730
4,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	5,006,514
9,565	Total Iowa			10,260,242
	Kansas – 1.3% (1.0% of Total Investments)
	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 2016-XG0056:
310	17.990%, 11/15/32, 144A (IF) (4)	5/22 at 100.00	AA	352,151
2,000	22.580%, 11/15/32, 144A (IF) (4)	5/22 at 100.00	AA	2,337,200
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	235,496
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B, 0.000%, 12/15/34 (7)	12/22 at 100.00	N/R	1,000,000
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 5.250%, 12/15/29	12/22 at 100.00	N/R	4,968,400
12,510	Total Kansas			8,893,247
	Kentucky – 1.1% (0.8% of Total Investments)
	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019:
920	5.000%, 2/01/31	2/30 at 100.00	BBB+	1,160,847
125	4.000%, 2/01/33	2/30 at 100.00	BBB+	145,289
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
3,000	5.000%, 6/01/30	6/27 at 100.00	Baa2	3,577,620
1,315	5.000%, 6/01/31	6/27 at 100.00	Baa2	1,562,325
685	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/33	7/25 at 100.00	BBB+	767,782
175	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2014, 2.500%, 9/15/21 – BAM Insured	No Opt. Call	AA	175,140
6,220	Total Kentucky			7,389,003

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 1.8% (1.4% of Total Investments)
$3,300	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	$3,685,077
1,500	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49	5/30 at 100.00	A	1,735,695
2,840	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 0.000%, 10/01/31 (5)	No Opt. Call	Baa1	3,160,778
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/22	No Opt. Call	A2	1,039,580
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
500	5.000%, 1/01/31 (AMT)	1/27 at 100.00	A2	599,565
800	5.000%, 1/01/32 (AMT)	1/27 at 100.00	A2	961,328
720	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	735,826
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/29	11/24 at 100.00	N/R	314,896
10,945	Total Louisiana			12,232,745
	Maine – 0.1% (0.1% of Total Investments)
500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33 (AMT), 144A (7)	12/26 at 100.00	N/R	275,000
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22 (ETM)	No Opt. Call	BBB (6)	363,934
850	Total Maine			638,934
	Maryland – 0.6% (0.5% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
350	5.000%, 9/01/26	No Opt. Call	CCC	378,207
1,000	5.000%, 9/01/33	9/27 at 100.00	CCC	1,081,070
2,000	5.000%, 9/01/34	9/27 at 100.00	CCC	2,157,000
775	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	10/21 at 100.00	BB-	783,796
4,125	Total Maryland			4,400,073
	Massachusetts – 0.3% (0.2% of Total Investments)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 5.000%, 7/01/26	No Opt. Call	BBB	1,198,050
660	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013, 5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	682,697
1,660	Total Massachusetts			1,880,747
	Michigan – 3.5% (2.8% of Total Investments)
635	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	668,763

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3:
$5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	$5,650,800
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,682,750
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,682,750
1,945	5.000%, 7/01/31 – AGM Insured	7/24 at 100.00	AA	2,195,224
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	A+	2,273,100
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	A+	2,273,100
65	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB-	65,302
21,645	Total Michigan			24,491,789
	Minnesota – 0.1% (0.1% of Total Investments)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	271,370
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	260,097
510	Total Minnesota			531,467
	Mississippi – 0.5% (0.4% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Northrop Grumman Ship Systems Inc Project, Series 2006, 4.550%, 12/01/28	10/21 at 100.00	BBB-	1,845,461
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.453%, 1/01/26 (Pre-refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA- (6)	864,888
500	22.453%, 1/01/28 (Pre-refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA- (6)	540,555
3,145	Total Mississippi			3,250,904
	Missouri – 1.3% (1.0% of Total Investments)
1,515	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/24	No Opt. Call	BBB-	1,687,316
1,125	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 4.000%, 11/01/27	11/25 at 100.00	N/R	1,175,873
2,310	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/36	12/22 at 100.00	BBB	2,374,726
670	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24	5/23 at 100.00	N/R	689,577
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
385	5.000%, 11/15/23	No Opt. Call	N/R	416,439
800	5.000%, 11/15/25	No Opt. Call	N/R	917,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,595	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Revenue Bonds, Contractual Payments of St Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38	4/27 at 100.00	A	$1,914,399
8,400	Total Missouri			9,175,810
	Nebraska – 0.6% (0.5% of Total Investments)
2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A2	2,025,040
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A2	1,513,031
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26	5/24 at 100.00	A-	706,793
4,080	Total Nebraska			4,244,864
	Nevada – 0.7% (0.5% of Total Investments)
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
320	5.000%, 9/01/29	9/27 at 100.00	A-	391,389
495	5.000%, 9/01/31	9/27 at 100.00	A-	600,009
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project, Refunding Series 2012, 5.000%, 9/01/27 (Pre-refunded 9/01/22)	9/22 at 100.00	A- (6)	1,705,208
150	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone, Refunding Series 2013, 5.000%, 3/01/22	No Opt. Call	N/R	152,699
1,465	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016, 5.000%, 6/15/31	6/26 at 100.00	BBB+	1,712,190
160	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017, 5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	183,950
4,220	Total Nevada			4,745,445
	New Jersey – 11.5% (9.1% of Total Investments)
3,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	BBB+	3,297,180
900	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/25	6/22 at 100.00	BBB	930,996
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/42	12/27 at 100.00	Baa1	3,033,575
1,875	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 5.000%, 6/15/35	12/28 at 100.00	Baa1	2,346,000
1,400	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/37	11/29 at 100.00	Baa1	1,635,648
2,705	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	Baa3	2,878,931
2,175	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42	6/27 at 100.00	Baa1	2,603,801

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$1,200	New Jersey Economic Development Authority, School Facilities Construction Bonds, Tender Option Bond Trust Series 2018-XG0168, 4.942%, 9/01/27, 144A (IF) (4)	3/23 at 100.00	Baa1	$1,284,456
1,615	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 4.000%, 6/15/28	6/24 at 100.00	Baa1	1,757,718
1,440	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340, 3.457%, 9/01/25, 144A (IF) (4)	3/25 at 100.00	Baa1	1,546,949
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
1,595	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	1,676,058
7,550	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	7,934,446
2,410	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	2,690,717
5,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund Issue, Series 2014A, 4.000%, 9/01/29	9/24 at 100.00	Baa1	5,449,100
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	9/21 at 100.00	BB+	7,022,960
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	AA	1,456,080
1,625	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	Baa1	1,351,041
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39 (UB) (4)	No Opt. Call	Baa1	9,686,850
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	Baa1	1,151,130
2,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 5.000%, 6/15/31	12/28 at 100.00	Baa1	2,834,370
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
41	22.257%, 1/01/24 (Pre-refunded 7/01/22), 144A (IF)	7/22 at 100.00	A+ (6)	49,337
459	22.257%, 1/01/24 (Pre-refunded 7/01/22), 144A (IF) (4)	7/22 at 100.00	N/R (6)	552,333
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2016S:
915	5.000%, 1/01/34	1/26 at 100.00	Baa1	1,058,316
1,505	5.000%, 1/01/35	1/26 at 100.00	Baa1	1,742,248
1,000	5.000%, 1/01/39	1/26 at 100.00	Baa1	1,155,360
1,705	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B, 5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	2,038,737
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
2,250	5.000%, 6/01/27	No Opt. Call	A	2,796,255
1,920	5.000%, 6/01/30	6/28 at 100.00	A	2,415,245
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	5,945,550
78,235	Total New Jersey			80,321,387

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico – 0.3% (0.2% of Total Investments)
$2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2012, 5.000%, 5/15/32	5/22 at 100.00	BB+	$2,041,180
	New York – 13.4% (10.7% of Total Investments)
570	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A, 4.000%, 4/01/23	No Opt. Call	BBB-	600,911
780	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014, 4.500%, 1/01/25 (AMT), 144A	No Opt. Call	N/R	841,199
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
20	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (6)	21,618
820	5.000%, 5/01/23	No Opt. Call	BBB-	881,746
25	5.000%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	26,979
975	5.000%, 5/01/28	5/23 at 100.00	BBB-	1,042,392
10,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/27 (UB) (4)	No Opt. Call	Aa3	12,351,159
790	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A, 4.000%, 11/01/42	11/27 at 100.00	BB	839,715
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1:
1,500	5.000%, 5/15/22	No Opt. Call	N/R	1,550,520
10,000	5.000%, 5/15/22 (UB) (4)	No Opt. Call	N/R	10,336,800
1,555	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	1,628,023
780	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23	No Opt. Call	N/R	832,065
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2021A-1, 4.000%, 11/15/44	5/31 at 100.00	A3	5,816,400
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	9/21 at 100.00	CCC+	1,029,500
2,900	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	3,192,581
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	7,326,085
2,705	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/31	11/21 at 100.00	A	2,731,915
1,355	New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%, 10/31/46 (AMT)	10/31 at 100.00	BBB-	1,571,299
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
760	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	825,322
500	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	542,745
430	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (AMT)	9/21 at 100.00	B	431,002

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,065	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.250%, 8/01/31 (AMT)	8/30 at 100.00	B	$1,283,527
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
2,000	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	2,496,320
2,000	5.000%, 1/01/30 (AMT)	1/28 at 100.00	Baa3	2,455,020
2,315	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	2,822,332
1,680	5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa3	2,042,477
935	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	1,131,696
4,110	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020, 4.000%, 7/15/50 (AMT) (UB) (4)	7/30 at 100.00	Aa3	4,763,202
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
820	5.000%, 1/01/32 (AMT)	1/26 at 100.00	Caa1	823,419
5,000	5.000%, 1/01/33 (AMT)	1/26 at 100.00	Caa1	5,017,000
3,820	5.000%, 1/01/35 (AMT)	1/26 at 100.00	Caa1	3,822,674
650	5.000%, 1/01/36 (AMT)	1/26 at 100.00	Caa1	649,955
6,890	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	CCC+	7,646,729
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
2,000	5.000%, 6/01/24	No Opt. Call	B-	2,095,300
2,250	5.000%, 6/01/25	No Opt. Call	B-	2,384,482
84,500	Total New York			93,854,109
	North Carolina – 1.1% (0.9% of Total Investments)
6,225	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019, 5.000%, 1/01/49	1/30 at 100.00	Aa1	7,655,878
	Ohio – 3.0% (2.4% of Total Investments)
7,450	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	7,740,848
5,625	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	6,545,756
3,240	Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc Project, Series 1998, 5.375%, 9/15/27 (AMT)	10/21 at 100.00	Ba3	3,252,474
560	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	664,625
4,190	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22 (7)	No Opt. Call	N/R	5,238
17,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	21,331

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$320	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	$326,912
130	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	CCC+	132,288
260	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38 (AMT), 144A	1/28 at 100.00	N/R	301,902
250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B	252,032
6,000	Ohio Water Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)	No Opt. Call	N/R	7,500
1,430	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22	No Opt. Call	BB-	1,470,054
46,520	Total Ohio			20,720,960
	Oklahoma – 1.1% (0.9% of Total Investments)
975	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38	8/28 at 100.00	Baa3	1,183,631
6,050	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/25)	6/25 at 100.00	B-	6,828,937
7,025	Total Oklahoma			8,012,568
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/31	8/22 at 100.00	A-	1,041,370
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	10/21 at 100.00	N/R	731,132
1,730	Total Oregon			1,772,502
	Pennsylvania – 5.5% (4.4% of Total Investments)
	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019:
815	4.875%, 11/01/24	No Opt. Call	B	885,946
725	5.125%, 5/01/30	No Opt. Call	B	884,703
530	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (7)	10/21 at 100.00	N/R	477,000
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	3,802,515
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,217,320
420	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (7)	No Opt. Call	N/R	525

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$400	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	$500
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	1,558,852
825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30 (Pre-refunded 7/01/25)	7/25 at 100.00	N/R (6)	970,142
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,083,040
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BB+	1,638,320
1,805	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (7)	No Opt. Call	N/R	2,256
1,970	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49	8/29 at 100.00	AA	2,291,130
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	4,874,720
3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017, 5.000%, 12/01/35	12/27 at 100.00	A3	4,307,800
10,980	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/34	7/27 at 100.00	BBB-	12,904,135
1,610	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	1,711,301
36,310	Total Pennsylvania			38,610,205
	Puerto Rico – 6.1% (4.8% of Total Investments)
3,750	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/35, 144A	7/30 at 100.00	N/R	4,652,588
3,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.750%, 7/01/37	7/22 at 100.00	CCC	3,138,090
3,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 6.113%, 7/01/27 – AMBAC Insured (CPI YOY reference rate + 1.120% spread) (8)	No Opt. Call	N/R	3,384,675
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
4,000	0.000%, 7/01/31	7/28 at 91.88	N/R	3,243,560
8,470	0.000%, 7/01/33	7/28 at 86.06	N/R	6,385,787
449	4.500%, 7/01/34	7/25 at 100.00	N/R	497,106
1,245	0.000%, 7/01/51	7/28 at 30.01	N/R	302,547
2,031	4.750%, 7/01/53	7/28 at 100.00	N/R	2,324,276
4,500	5.000%, 7/01/58	7/28 at 100.00	N/R	5,210,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
$1,791	4.329%, 7/01/40	7/28 at 100.00	N/R	$2,035,973
2,500	4.329%, 7/01/40	7/28 at 100.00	N/R	2,841,950
10,030	Puerto Rico, General Obligation Bonds, Series 2014A, 1.990%, 7/01/35 (7)	10/21 at 100.00	N/R	8,538,038
45,266	Total Puerto Rico			42,554,915
	Rhode Island – 0.4% (0.4% of Total Investments)
	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A:
1,400	5.000%, 4/01/23	No Opt. Call	BBB	1,473,108
1,500	5.000%, 4/01/24	No Opt. Call	BBB	1,625,715
2,900	Total Rhode Island			3,098,823
	South Carolina – 0.9% (0.7% of Total Investments)
1,450	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35, 144A	2/25 at 100.00	BB+	1,599,915
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Tender Option Bond Trust 2016-XG0098:
1,500	22.341%, 11/01/27 (Pre-refunded 11/01/22), 144A (IF) (4)	11/22 at 100.00	N/R (6)	1,921,905
1,010	22.319%, 11/01/28 (Pre-refunded 11/01/22), 144A (IF) (4)	11/22 at 100.00	N/R (6)	1,293,800
1,255	22.341%, 11/01/29 (Pre-refunded 11/01/22), 144A (IF) (4)	11/22 at 100.00	N/R (6)	1,607,994
5,215	Total South Carolina			6,423,614
	Tennessee – 2.3% (1.9% of Total Investments)
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	AA-	2,026,780
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
3,055	5.250%, 5/01/25, 144A (7)	11/24 at 100.00	N/R	1,267,825
525	6.000%, 5/01/34, 144A (7)	11/24 at 100.00	N/R	217,875
1,935	Knox County Health, Educational, and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/26	1/23 at 100.00	A+	2,046,301
9,050	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51 (Mandatory Put 9/01/28)	6/28 at 100.68	A1	10,815,203
16,565	Total Tennessee			16,373,984
	Texas – 3.9% (3.1% of Total Investments)
1,240	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	1,290,443
2,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A-	2,305,200
180	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	A-	186,028
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 3307, 23.821%, 12/01/30 – AMBAC Insured, 144A (IF) (4)	No Opt. Call	AA+	5,698,560

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	$2,043,380
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
855	5.000%, 6/01/22	No Opt. Call	Baa2	872,938
915	5.000%, 6/01/23	No Opt. Call	Baa2	958,481
3,750	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/36	11/24 at 49.42	Baa2	1,701,562
3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	3,647,670
250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)	No Opt. Call	B-	298,302
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/21 (AMT)	No Opt. Call	Baa1	201,526
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/34 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (6)	1,120,720
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125, 22.012%, 9/15/29, 144A (IF) (4)	9/22 at 100.00	AA+	3,301,653
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	22.833%, 8/15/22, 144A (IF) (4)	No Opt. Call	AA-	123,079
155	22.618%, 8/15/24 (Pre-refunded 8/15/23), 144A (IF) (4)	8/23 at 100.00	AA- (6)	226,922
200	22.833%, 8/15/26 (Pre-refunded 8/15/23), 144A (IF) (4)	8/23 at 100.00	AA- (6)	293,708
170	22.575%, 8/15/27 (Pre-refunded 8/15/23), 144A (IF) (4)	8/23 at 100.00	AA- (6)	248,729
1,540	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48	9/27 at 100.00	Aaa	1,674,919
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015, 6.125%, 9/01/35	9/25 at 100.00	N/R	1,237,517
23,425	Total Texas			27,431,337
	Virgin Islands – 0.2% (0.1% of Total Investments)
1,085	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,148,114
	Virginia – 1.5% (1.2% of Total Investments)
1,410	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 5.000%, 3/01/22	No Opt. Call	N/R	1,428,429

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Tender Option Bond Trust 2016-XG0080:
$1,800	22.576%, 5/15/27, 144A (IF) (4)	5/22 at 100.00	AA+	$2,102,184
400	17.599%, 5/15/29, 144A (IF) (4)	5/22 at 100.00	AA+	451,504
120	22.576%, 5/15/29, 144A (IF) (4)	5/22 at 100.00	AA+	140,059
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (6)	1,059,620
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	3/22 at 100.00	N/R	701,700
115	4.500%, 3/01/29	3/22 at 100.00	N/R	115,522
1,505	5.000%, 3/01/30	3/22 at 100.00	N/R	1,516,242
2,500	Virginia Housing Development Authority, Rental Housing Bonds, Series 2018E, 4.150%, 12/01/49	12/27 at 100.00	AA+	2,775,075
9,545	Total Virginia			10,290,335
	Washington – 2.5% (2.0% of Total Investments)
2,200	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BB+	2,346,784
4,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 10/01/32 (AMT) (UB) (4)	4/26 at 100.00	Aa2	4,737,960
270	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	9/21 at 100.00	N/R	272,074
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 3.749%, 1/01/35, 144A (IF) (4)	7/24 at 100.00	BBB+	5,115,600
970	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/35	8/29 at 100.00	BBB+	1,229,261
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
585	6.000%, 10/01/22 (ETM), 144A	No Opt. Call	N/R (6)	604,785
2,080	6.500%, 10/01/32 (Pre-refunded 10/03/22), 144A	10/22 at 100.00	N/R (6)	2,220,379
1,000	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/23	No Opt. Call	A-	1,082,520
16,105	Total Washington			17,609,363
	West Virginia – 0.1% (0.1% of Total Investments)
500	West Virginia Economic Development Authority, Excess Lottery Revenue Bonds, Series 2017A, 5.000%, 7/01/30	7/27 at 100.00	AAA	620,025
	Wisconsin – 2.9% (2.3% of Total Investments)
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	427,599

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
$450	5.250%, 12/01/22 (ETM)	No Opt. Call	N/R (6)	$466,542
1,610	6.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (6)	1,725,405
3,190	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	3,600,330
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
870	5.000%, 12/01/27, 144A	No Opt. Call	N/R	933,023
1,000	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	1,135,730
395	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.000%, 12/01/27	No Opt. Call	BBB-	445,757
125	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.000%, 4/01/22	No Opt. Call	BB	127,930
155	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	157,342
4,300	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	4,730,774
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	BBB-	1,250,428
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
50	21.298%, 4/01/22, 144A (IF) (4)	No Opt. Call	AA-	56,817
100	22.158%, 4/01/23, 144A (IF) (4)	No Opt. Call	AA-	138,280
185	21.751%, 4/01/24, 144A (IF) (4)	4/23 at 100.00	AA-	253,726
100	22.158%, 4/01/25, 144A (IF) (4)	4/23 at 100.00	AA-	137,700
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
5	5.250%, 12/15/23	No Opt. Call	AA	5,430
10	5.250%, 12/15/23 (ETM)	No Opt. Call	AA (6)	10,544
5	5.250%, 12/15/27 (ETM)	No Opt. Call	AA (6)	6,081
10	5.250%, 12/15/27	No Opt. Call	AA	12,089
2,175	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017A, 4.000%, 11/01/47	11/26 at 100.00	AA	2,357,569
2,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A, 3.150%, 11/01/44	11/28 at 100.00	AA	2,125,880
18,265	Total Wisconsin			20,104,976
$812,678	Total Municipal Bonds (cost $792,331,498)			843,439,819

Shares	Description (1)	Value
	COMMON STOCKS – 5.2% (4.2% of Total Investments)
	Electric Utilities – 5.2% (4.2% of Total Investments)
965,836	Energy Harbor Corp (9), (10), (11)	$36,540,473
	Total Common Stocks (cost $25,699,081)	36,540,473
	Total Long-Term Investments (cost $818,030,579)	879,980,292
	Floating Rate Obligations – (5.1)%	(35,372,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (25.0)% (12)	(174,939,813)
	Other Assets Less Liabilities – 4.3% (13)	30,076,672
	Net Assets Applicable to Common Shares – 100%	$699,745,151
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Ultra Bond	(17)	12/21	$(3,333,983)	$(3,353,781)	$(19,798)	$18,063
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$843,439,819	$ —	$843,439,819
Common Stocks	—	36,540,473	—	36,540,473
Investments in Derivatives:
Futures Contracts	(19,798)	—	—	(19,798)
Total	$(19,798)	$879,980,292	$ —	$879,960,494

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Common Stock received as part of the bankruptcy settlement during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 0.000%, 12/01/33 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 19.9%.
(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
CPI YOY	U.S. Consumer Price Index for Urban Consumers
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.